First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments
July 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 95.1%
	Auto Components – 0.9%
82,778	Gentex Corp.	$2,234,178
9,317	Standard Motor Products, Inc.	423,737
		2,657,915
	Banks – 3.3%
38,413	Bank OZK	923,833
47,371	Commerce Bancshares, Inc.	2,712,463
17,444	International Bancshares Corp.	530,647
18,445	JPMorgan Chase & Co.	1,782,525
44,820	Pacific Premier Bancorp, Inc.	941,668
6,688	PNC Financial Services Group (The), Inc.	713,409
177,405	Umpqua Holdings Corp.	1,924,844
		9,529,389
	Beverages – 0.3%
9,346	Monster Beverage Corp. (a)	733,474
	Biotechnology – 2.7%
12,117	AbbVie, Inc.	1,150,025
15,430	Amgen, Inc. (b)	3,775,258
1,825	Biogen, Inc. (a)	501,309
9,824	Gilead Sciences, Inc.	683,063
4,486	Incyte Corp. (a)	443,037
848	Regeneron Pharmaceuticals, Inc. (a)	535,995
2,279	Vertex Pharmaceuticals, Inc. (a)	619,888
		7,708,575
	Building Products – 1.2%
33,405	Allegion PLC	3,322,461
	Capital Markets – 3.8%
11,073	BlackRock, Inc. (b)	6,367,086
138,234	Charles Schwab (The) Corp. (b)	4,582,457
		10,949,543
	Communications Equipment – 0.9%
37,180	AudioCodes Ltd.	1,341,826
26,533	Cisco Systems, Inc.	1,249,705
		2,591,531
	Construction & Engineering – 0.6%
26,677	EMCOR Group, Inc.	1,827,375
	Construction Materials – 0.7%
26,103	Eagle Materials, Inc.	2,094,244
	Consumer Finance – 0.4%
19,461	Capital One Financial Corp.	1,241,612
	Containers & Packaging – 1.5%
304,399	Graphic Packaging Holding Co.	4,243,322
	Diversified Financial Services – 0.8%
11,769	Berkshire Hathaway, Inc., Class B (a)	2,304,135
	Diversified Telecommunication Services – 1.5%
43,802	AT&T, Inc.	1,295,663
9,680	Bandwidth, Inc., Class A (a)	1,401,470

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Diversified Telecommunication Services (Continued)
25,747	Verizon Communications, Inc.	$1,479,938
		4,177,071
	Electric Utilities – 1.5%
4,513	American Electric Power Co., Inc.	392,089
4,488	Duke Energy Corp.	380,313
6,611	Edison International	368,034
3,767	Entergy Corp.	396,025
4,605	Eversource Energy	414,772
10,105	Exelon Corp.	390,154
9,016	FirstEnergy Corp.	261,464
1,526	NextEra Energy, Inc.	428,348
13,814	PPL Corp.	367,729
6,709	Southern (The) Co.	366,379
5,937	Xcel Energy, Inc.	409,891
		4,175,198
	Electrical Equipment – 1.3%
27,707	Hubbell, Inc.	3,739,614
	Energy Equipment & Services – 0.1%
58,497	Solaris Oilfield Infrastructure, Inc., Class A	424,688
	Entertainment – 3.6%
38,159	Electronic Arts, Inc. (a)	5,404,078
2,967	Netflix, Inc. (a)	1,450,507
12,536	Take-Two Interactive Software, Inc. (a)	2,056,155
11,461	Walt Disney (The) Co.	1,340,249
		10,250,989
	Food & Staples Retailing – 2.3%
51,124	Walmart, Inc. (b)	6,615,446
	Food Products – 0.7%
43,017	Cal-Maine Foods, Inc. (a)	1,890,382
	Health Care Equipment & Supplies – 3.9%
11,915	Abbott Laboratories	1,199,126
1,376	ABIOMED, Inc. (a)	412,717
1,419	Align Technology, Inc. (a)	416,931
5,558	Baxter International, Inc.	480,100
2,537	Becton Dickinson and Co.	713,760
14,094	Boston Scientific Corp. (a)	543,606
1,063	Cooper (The) Cos., Inc.	300,755
4,773	Danaher Corp.	972,737
6,556	DENTSPLY SIRONA, Inc.	292,398
6,757	Edwards Lifesciences Corp. (a)	529,816
6,378	Hologic, Inc. (a)	445,057
1,262	IDEXX Laboratories, Inc. (a)	501,960
1,033	Intuitive Surgical, Inc. (a)	708,059
9,773	Medtronic PLC	942,899
2,390	ResMed, Inc.	483,999
1,994	STERIS PLC	318,302
2,995	Stryker Corp.	578,933
1,077	Teleflex, Inc.	401,829
2,572	Varian Medical Systems, Inc. (a)	367,076

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
3,142	Zimmer Biomet Holdings, Inc.	$423,730
		11,033,790
	Health Care Providers & Services – 6.7%
2,375	Anthem, Inc.	650,275
65,755	Cardinal Health, Inc.	3,591,538
6,953	Centene Corp. (a)	453,683
6,503	Chemed Corp.	3,200,712
3,633	Cigna Corp.	627,383
95,719	CVS Health Corp. (b)	6,024,554
3,713	DaVita, Inc. (a)	324,479
3,799	HCA Healthcare, Inc.	481,105
4,961	Henry Schein, Inc. (a)	340,970
1,328	Humana, Inc.	521,174
1,973	Laboratory Corp of America Holdings (a)	380,631
2,975	Quest Diagnostics, Inc.	378,033
5,708	UnitedHealth Group, Inc.	1,728,268
2,886	Universal Health Services, Inc., Class B	317,171
		19,019,976
	Health Care Technology – 0.5%
51,023	Vocera Communications, Inc. (a)	1,569,978
	Household Durables – 3.4%
71,539	Lennar Corp., Class A (b)	5,175,847
107,171	PulteGroup, Inc.	4,672,655
		9,848,502
	Household Products – 3.1%
72,264	Church & Dwight Co., Inc. (b)	6,961,191
15,352	Procter & Gamble (The) Co.	2,012,954
		8,974,145
	Insurance – 8.3%
65,375	Allstate (The) Corp. (b)	6,170,746
67,931	Athene Holding Ltd., Class A (a)	2,190,775
31,544	Fidelity National Financial, Inc.	1,020,764
104,899	Hartford Financial Services Group (The), Inc. (b)	4,439,326
161,861	Old Republic International Corp. (b)	2,601,106
81,751	Progressive (The) Corp. (b)	7,385,385
		23,808,102
	Interactive Media & Services – 3.3%
1,847	Alphabet, Inc., Class A (a) (b)	2,748,244
1,844	Alphabet, Inc., Class C (a)	2,734,578
15,366	Facebook, Inc., Class A (a) (b)	3,897,893
		9,380,715
	Internet & Direct Marketing Retail – 2.9%
2,615	Amazon.com, Inc. (a) (b)	8,275,638
	IT Services – 2.2%
47,206	LiveRamp Holdings, Inc. (a)	2,151,178
5,555	Mastercard, Inc., Class A	1,713,884
1,989	Okta, Inc. (a)	439,529

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	IT Services (Continued)
10,696	Visa, Inc., Class A	$2,036,518
		6,341,109
	Life Sciences Tools & Services – 0.9%
1,439	Illumina, Inc. (a)	549,928
2,645	IQVIA Holdings, Inc. (a)	418,942
3,122	PerkinElmer, Inc.	371,237
3,118	Thermo Fisher Scientific, Inc.	1,290,696
		2,630,803
	Machinery – 2.8%
36,246	AGCO Corp.	2,378,825
98,038	Allison Transmission Holdings, Inc.	3,662,700
6,179	Snap-on, Inc.	901,331
13,306	Watts Water Technologies, Inc., Class A	1,116,240
		8,059,096
	Metals & Mining – 6.4%
19,336	Agnico Eagle Mines Ltd.	1,537,019
51,503	AngloGold Ashanti Ltd., ADR	1,657,881
51,442	Barrick Gold Corp.	1,487,188
8,832	Franco-Nevada Corp.	1,411,795
187,664	Kinross Gold Corp. (a)	1,758,412
32,170	Kirkland Lake Gold Ltd.	1,756,482
30,512	Newmont Corp.	2,111,430
125,716	Osisko Gold Royalties Ltd.	1,474,649
7,134	Reliance Steel & Aluminum Co. (b)	700,987
9,297	Royal Gold, Inc.	1,300,929
148,099	Sandstorm Gold Ltd. (a)	1,424,712
28,929	Wheaton Precious Metals Corp.	1,571,713
		18,193,197
	Multi-Utilities – 1.1%
5,128	Ameren Corp.	411,471
6,575	CMS Energy Corp.	421,983
5,162	Consolidated Edison, Inc.	396,596
4,582	Dominion Energy, Inc.	371,279
3,604	DTE Energy Co.	416,731
7,591	Public Service Enterprise Group, Inc.	424,641
3,065	Sempra Energy	381,470
4,220	WEC Energy Group, Inc.	401,997
		3,226,168
	Oil, Gas & Consumable Fuels – 1.5%
26,957	Exxon Mobil Corp.	1,134,351
115,465	HollyFrontier Corp. (b)	3,175,287
		4,309,638
	Pharmaceuticals – 5.3%
16,845	Bristol-Myers Squibb Co.	988,128
6,227	Eli Lilly & Co.	935,856
21,747	Jazz Pharmaceuticals PLC (a)	2,354,113
38,743	Johnson & Johnson	5,647,180
17,994	Merck & Co, Inc. (b)	1,443,838
17,888	Mylan N.V. (a)	288,176
44,209	Nektar Therapeutics (a)	979,671

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Pharmaceuticals (Continued)
5,481	Perrigo Co. PLC	$290,603
37,717	Pfizer, Inc.	1,451,350
4,330	Zoetis, Inc.	656,774
		15,035,689
	Semiconductors & Semiconductor Equipment – 1.1%
27,606	Intel Corp.	1,317,634
4,003	NVIDIA Corp.	1,699,634
		3,017,268
	Software – 6.4%
47,495	Microsoft Corp. (b)	9,736,950
3,401	Proofpoint, Inc. (a)	393,393
75,330	SS&C Technologies Holdings, Inc.	4,331,475
20,939	Workday, Inc., Class A (a)	3,788,284
		18,250,102
	Specialty Retail – 0.6%
6,537	Home Depot (The), Inc.	1,735,508
	Technology Hardware, Storage & Peripherals – 4.3%
25,562	Apple, Inc. (b)	10,864,873
29,181	NetApp, Inc.	1,292,718
		12,157,591
	Textiles, Apparel & Luxury Goods – 0.7%
25,766	Columbia Sportswear Co. (b)	1,954,093
	Trading Companies & Distributors – 1.4%
16,893	Watsco, Inc.	3,987,931
	Water Utilities – 0.2%
3,040	American Water Works Co., Inc.	447,701
	Total Common Stocks	271,733,704
	(Cost $248,461,800)
EXCHANGE-TRADED FUNDS – 1.8%
	Capital Markets – 1.8%
18,252	iShares Russell 2000 ETF	2,689,615
20,483	iShares S&P Small-Cap 600 Value ETF	2,529,036
	Total Exchange-Traded Funds	5,218,651
	(Cost $5,542,961)
MASTER LIMITED PARTNERSHIPS – 1.7%
	Oil, Gas & Consumable Fuels – 1.7%
33,588	Magellan Midstream Partners, L.P.	1,359,978
113,125	TC PipeLines, L.P.	3,468,412
	Total Master Limited Partnerships	4,828,390
	(Cost $5,452,235)

Total Investments – 98.6%	281,780,745
(Cost $259,456,996) (c)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT – (27.0)%
	Aerospace & Defense – (0.5)%
(1,345)	Boeing (The) Co.	$(212,510)
(4,033)	Northrop Grumman Corp.	(1,310,765)
		(1,523,275)
	Auto Components – (0.3)%
(26,832)	Adient PLC (a)	(446,485)
(62,623)	Goodyear Tire & Rubber (The) Co.	(564,233)
		(1,010,718)
	Automobiles – (0.2)%
(2,558)	Ferrari NV	(464,789)
	Beverages – (0.5)%
(32,557)	Coca-Cola (The) Co.	(1,537,993)
	Building Products – (0.7)%
(16,945)	Trane Technologies PLC	(1,895,637)
	Capital Markets – (0.3)%
(3,132)	Nasdaq, Inc.	(411,263)
(5,507)	State Street Corp.	(351,291)
		(762,554)
	Chemicals – (2.1)%
(6,232)	Air Products & Chemicals, Inc.	(1,786,278)
(24,417)	Corteva, Inc.	(697,350)
(3,219)	Ecolab, Inc.	(602,211)
(28,882)	Ferro Corp. (a)	(337,631)
(16,557)	Huntsman Corp.	(306,304)
(14,491)	PPG Industries, Inc.	(1,559,956)
(5,451)	Stepan Co.	(595,249)
		(5,884,979)
	Commercial Services & Supplies – (0.2)%
(4,380)	MSA Safety, Inc.	(519,161)
	Communications Equipment – (0.4)%
(14,053)	EchoStar Corp. (a)	(383,647)
(97,218)	Harmonic, Inc. (a)	(542,476)
(4,743)	InterDigital, Inc.	(284,675)
		(1,210,798)
	Construction & Engineering – (0.2)%
(13,301)	AECOM (a)	(481,363)
	Containers & Packaging – (1.2)%
(3,588)	AptarGroup, Inc.	(413,338)
(21,308)	Ball Corp.	(1,568,908)
(40,433)	Silgan Holdings, Inc.	(1,546,562)
		(3,528,808)
	Diversified Financial Services – (0.2)%
(13,536)	Voya Financial, Inc.	(668,678)
	Diversified Telecommunication Services – (0.1)%
(26,922)	Liberty Latin America Ltd., Class A (a)	(276,758)
	Electric Utilities – (0.2)%
(4,257)	ALLETE, Inc.	(252,440)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Electric Utilities (Continued)
(2,477)	Pinnacle West Capital Corp.	$(205,789)
		(458,229)
	Electronic Equipment, Instruments & Components – (0.9)%
(20,561)	Belden, Inc.	(649,728)
(21,745)	Flex Ltd. (a)	(249,850)
(2,040)	IPG Photonics Corp. (a)	(365,180)
(10,842)	Itron, Inc. (a)	(754,169)
(39,541)	TTM Technologies, Inc. (a)	(486,750)
		(2,505,677)
	Entertainment – (0.2)%
(3,730)	Madison Square Garden (The) Co., Class A (a)	(573,264)
	Food & Staples Retailing – (0.4)%
(6,400)	Casey’s General Stores, Inc.	(1,018,816)
(11,508)	US Foods Holding Corp. (a)	(233,612)
		(1,252,428)
	Food Products – (1.3)%
(5,511)	Conagra Brands, Inc.	(206,387)
(6,660)	Hershey (The) Co.	(968,431)
(10,923)	Hormel Foods Corp.	(555,544)
(1,487)	J&J Snack Foods Corp.	(183,094)
(23,275)	Kellogg Co.	(1,605,742)
(1,151)	McCormick & Co., Inc.	(224,330)
		(3,743,528)
	Health Care Equipment & Supplies – (1.7)%
(9,224)	Envista Holdings Corp. (a)	(201,729)
(14,743)	Hill-Rom Holdings, Inc.	(1,433,314)
(15,066)	Integra LifeSciences Holdings Corp. (a)	(719,401)
(9,557)	LivaNova PLC (a)	(444,783)
(3,445)	Neogen Corp (a)	(264,473)
(7,666)	NuVasive, Inc. (a)	(438,035)
(9,018)	OrthoPediatrics Corp. (a)	(380,469)
(2,489)	Penumbra, Inc. (a)	(552,334)
(25,038)	Quotient Ltd. (a)	(196,298)
(5,473)	Silk Road Medical, Inc. (a)	(254,276)
		(4,885,112)
	Health Care Providers & Services – (0.6)%
(7,210)	Encompass Health Corp.	(490,857)
(34,225)	Premier, Inc., Class A (a)	(1,196,848)
		(1,687,705)
	Hotels, Restaurants & Leisure – (1.5)%
(27,555)	Las Vegas Sands Corp.	(1,202,500)
(8,085)	McDonald’s Corp.	(1,570,754)
(28,482)	Yum China Holdings, Inc.	(1,459,418)
		(4,232,672)
	Household Durables – (0.5)%
(22,366)	DR Horton, Inc.	(1,479,735)
	Household Products – (0.6)%
(10,662)	Kimberly-Clark Corp.	(1,621,051)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Household Products (Continued)
(1,106)	WD-40 Co.	$(217,384)
		(1,838,435)
	Industrial Conglomerates – (0.3)%
(130,192)	General Electric Co.	(790,265)
	Insurance – (0.8)%
(4,131)	Chubb Ltd.	(525,628)
(14,306)	Marsh & McLennan Cos., Inc.	(1,668,080)
		(2,193,708)
	Internet & Direct Marketing Retail – (0.4)%
(215)	Booking Holdings, Inc. (a)	(357,358)
(52,159)	Magnite, Inc. (a)	(313,215)
(14,222)	RealReal (The), Inc. (a)	(193,988)
(6,043)	Shutterstock, Inc.	(328,377)
		(1,192,938)
	IT Services – (1.2)%
(9,854)	Akamai Technologies, Inc. (a)	(1,107,984)
(10,955)	Fidelity National Information Services, Inc.	(1,602,826)
(49,310)	Unisys Corp. (a)	(586,296)
		(3,297,106)
	Leisure Products – (0.2)%
(53,663)	Mattel, Inc. (a)	(596,196)
	Life Sciences Tools & Services – (0.3)%
(13,249)	NanoString Technologies, Inc. (a)	(478,421)
(6,992)	NeoGenomics, Inc. (a)	(267,304)
(950)	Waters Corp. (a)	(202,493)
		(948,218)
	Machinery – (1.5)%
(3,429)	Deere & Co.	(604,567)
(2,320)	ESCO Technologies, Inc.	(199,381)
(10,498)	PACCAR, Inc.	(893,170)
(20,466)	Pentair PLC	(876,968)
(22,883)	Xylem, Inc.	(1,670,001)
		(4,244,087)
	Media – (1.2)%
(9,886)	Altice USA, Inc., Class A (a)	(266,823)
(38,589)	Comcast Corp., Class A	(1,651,610)
(11,134)	Liberty Broadband Corp., Class C (a)	(1,528,364)
		(3,446,797)
	Metals & Mining – (0.2)%
(36,418)	Freeport-McMoRan, Inc.	(470,521)
	Oil, Gas & Consumable Fuels – (1.0)%
(16,840)	Chevron Corp.	(1,413,550)
(13,184)	Concho Resources, Inc.	(692,687)
(10,321)	Hess Corp.	(507,896)
(5,347)	ONEOK, Inc.	(149,235)
		(2,763,368)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
COMMON STOCKS SOLD SHORT (Continued)
	Personal Products – (0.4)%
(5,725)	Estee Lauder (The) Cos., Inc., Class A	$(1,130,917)
	Pharmaceuticals – (0.1)%
(14,263)	Zogenix, Inc. (a)	(339,317)
	Professional Services – (1.7)%
(66,517)	CBIZ, Inc. (a)	(1,608,381)
(9,776)	Equifax, Inc.	(1,589,186)
(6,966)	Exponent, Inc.	(585,562)
(10,501)	Huron Consulting Group, Inc. (a)	(501,108)
(3,443)	IHS Markit Ltd.	(277,953)
(28,627)	Nielsen Holdings PLC	(413,088)
		(4,975,278)
	Real Estate Management & Development – (0.1)%
(7,954)	Howard Hughes (The) Corp. (a)	(423,073)
	Road & Rail – (0.6)%
(3,490)	AMERCO	(1,108,878)
(13,964)	Heartland Express, Inc.	(283,260)
(1,724)	Norfolk Southern Corp.	(331,370)
		(1,723,508)
	Semiconductors & Semiconductor Equipment – (0.5)%
(12,553)	Cree, Inc. (a)	(865,153)
(14,962)	Marvell Technology Group Ltd.	(545,664)
		(1,410,817)
	Software – (1.0)%
(3,240)	Blackbaud, Inc.	(202,630)
(6,125)	Ceridian HCM Holding, Inc. (a)	(479,526)
(15,668)	FireEye, Inc. (a)	(236,587)
(12,010)	Medallia, Inc. (a)	(369,067)
(3,741)	Oracle Corp.	(207,438)
(6,568)	Pegasystems, Inc.	(767,734)
(4,889)	Varonis Systems, Inc. (a)	(529,723)
		(2,792,705)
	Specialty Retail – (0.4)%
(5,204)	Advance Auto Parts, Inc.	(781,328)
(2,271)	Lowe’s Cos., Inc.	(338,175)
		(1,119,503)
	Water Utilities – (0.1)%
(4,021)	California Water Service Group	(188,464)
	Wireless Telecommunication Services – (0.2)%
(3,661)	Shenandoah Telecommunications Co.	(184,038)
(14,110)	United States Cellular Corp. (a)	(418,644)
		(602,682)
	Total Common Stocks Sold Short	(77,071,764)
	(Proceeds $74,892,141)

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT – (1.0)%
	Equity Real Estate Investment Trusts – (1.0)%
(5,969)	Digital Realty Trust, Inc.	$(958,263)
(44,787)	Equity Commonwealth	(1,413,926)
(3,129)	Equity Residential	(167,808)
(4,860)	Prologis, Inc.	(512,341)
	Total Real Estate Investment Trusts Sold Short	(3,052,338)
	(Proceeds $3,036,754)
	Total Investments Sold Short – (28.0)%	(80,124,102)
	(Proceeds $77,928,895)
	Net Other Assets and Liabilities – 29.4%	84,207,998
	Net Assets – 100.0%	$285,864,641

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
S&P 500 E-mini Futures	Short	2	Sep 2020	$ (326,350)	$(10,350)

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $36,369,563 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $16,251,371. The net unrealized appreciation was $20,118,192. The amounts presented are inclusive of investments sold short and derivative contracts.

ADR	American Depositary Receipt

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Long/Short Equity ETF (FTLS)
Portfolio of Investments (Continued)
July 31, 2020 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of July 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 271,733,704	$ 271,733,704	$ —	$ —
Exchange-Traded Funds*	5,218,651	5,218,651	—	—
Master Limited Partnerships*	4,828,390	4,828,390	—	—
Total Investments	$ 281,780,745	$ 281,780,745	$—	$—
LIABILITIES TABLE
	Total Value at 7/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (77,071,764)	$ (77,071,764)	$ —	$ —
Real Estate Investment Trusts Sold Short*	(3,052,338)	(3,052,338)	—	—
Futures Contracts	(10,350)	(10,350)	—	—
Total	$ (80,134,452)	$ (80,134,452)	$—	$—

*	See Portfolio of Investments for industry breakout.